SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
Mar. 31, 2026
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 14, 2022
Percentage of effective ownership	Parent
Place of incorporation	Cayman Islands
Principal activities	Investment holdings
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Direct AI Technology Co Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Direct Booking Technology PTE Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Beijing Direct Booking Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 22, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	July 31, 2018
Place of incorporation	Hong Kong
Principal activities	Provision of (i) soil and rock transportation services and (ii) miscellaneous construction works, including ELS work
Direct AI Technology Co Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 7, 2025
Place of incorporation	Hong Kong
Principal activities	No substantive operations as of the date of this Report
Direct Booking Technology PTE Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 23, 2025
Place of incorporation	Singapore
Principal activities	No substantive operations as of the date of this Report
Beijing Direct Booking Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 28, 2025
Place of incorporation	People’s Republic of China (“PRC”)
Principal activities	No substantive operations as of the date of this Report